Revenue from Contracts with Customers	12 Months Ended
Sep. 30, 2024
Revenue [abstract]
Revenue from Contracts with Customers
23.
REVENUE FROM CONTRACTS WITH CUSTOMERS

For disaggregation of revenue by geography refer to Note 5 – Segment information. Disaggregation of revenue by sales channels was as follows:

	Year ended September 30,
	2024	2023	2022
B2B	1,083,721	887,957	772,883
DTC	716,687	598,664	466,668
Other	4,282	5,290	3,282
Revenue	1,804,690	1,491,911	1,242,833

Our B2B and DTC channels generate revenue across each of our reportable segments, with B2B revenue being more prominent in each segment. In our Americas and Europe reportable segments, the distribution between B2B and DTC revenue approximates the distribution for the consolidated group. In our APMA reportable segment, the proportion of B2B revenue is greater than the distribution for the consolidated group.

For details on assets related to contracts with customers refer to Note 12 – Trade and other receivables. Trade receivables as shown in the consolidated statements of financial position relate to the sale of products and other revenue.

The balance of contract liabilities as of each year end is fully recognized as revenue within the next fiscal year.